SHARE-BASED COMPENSATION (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
0.00-0.38
Assumptions for options with 5 years vesting period after grant date
Exercise prices (in dollars per share)	$ 0.0001
Share options | Employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 0.00
Share options | Employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 3.36
Share options | Employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	1.55%	1.04%	1.33%
Maximum risk-free interest rates (as a percent)	1.62%	1.57%	1.75%
Expected dividend yield (as a percent)	0.00%
Minimum expected volatility (as a percent)	52.00%	50.00%	50.00%
Maximum expected volatility (as a percent)	53.00%	51.00%	51.00%
United States Treasury Bill term	1 year
Share options | Employee | Five years vesting period | Minimum
Assumptions for options with 5 years vesting period after grant date
Expected life	5 years 4 months 24 days	5 years 8 months 12 days	5 years 8 months 12 days
United States Treasury Bill term	5 years
Share options | Employee | Five years vesting period | Maximum
Assumptions for options with 5 years vesting period after grant date
Expected life	6 years 2 months 12 days	5 years 9 months 18 days	5 years 9 months 18 days
United States Treasury Bill term	7 years
Share options | Employee | One year vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)		0.18%
Maximum risk-free interest rates (as a percent)		0.21%
Risk-free interest rate (as a percent)	0.13%
Expected life	1 year	1 year
Expected dividend yield (as a percent)	0.00%
Minimum expected volatility (as a percent)	52.00%	52.00%
Maximum expected volatility (as a percent)	53.00%	59.00%
Share options | Non-employee | 0.00-0.38
Assumptions for options with 5 years vesting period after grant date
Exercise prices (in dollars per share)	$ 0.0001
Share options | Non-employee | Minimum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 0.46
Share options | Non-employee | Maximum
Share-based compensation
Estimated grant date fair values of each option outstanding (in dollars per share)	$ 4.41
Share options | Non-employee | Five years vesting period
Assumptions for options with 5 years vesting period after grant date
Minimum risk-free interest rates (as a percent)	0.65%	0.56%	0.79%
Maximum risk-free interest rates (as a percent)	1.85%	1.22%	2.31%
Expected life	1 year	5 years	5 years
Expected dividend yield (as a percent)	0.00%
Minimum expected volatility (as a percent)	45.00%	50.00%	50.00%
Maximum expected volatility (as a percent)	49.00%	51.00%	51.00%
United States Treasury Bill term	5 years
Vesting term	5 years
Share options | Non-employee | One year vesting period
Assumptions for options with 5 years vesting period after grant date
Vesting term	1 year